Going Concern (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended							0 Months Ended
	Mar. 31, 2012 Units	Jun. 30, 2013	Dec. 31, 2012 Units	Dec. 31, 2011	Dec. 21, 2012	Nov. 13, 2012	Sep. 04, 2012	Mar. 12, 2011	Apr. 26, 2010	Aug. 08, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Jul. 31, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member] Investor
Going Concern (Textual)
Cumulative net loss		$ (25,789,328)	$ (23,761,751)	$ (20,271,855)
Company raised amount through multiple private placement				3,200,000
Maximum units approved for sale under private placement	100
Minimum value of each unit approved for sale under private placement	15,000
Share of common stock, Per unit	7,500
Warrants to purchase shares of common stock, Per unit	1,000
Unit approved for sale under private placement consisting common stock and warrant, share price	$ 10.00
Unit sold under private placement	16		53
Proceeds from units sold under private placement	240,000		795,000
Working capital revolving line of credit					1,250,000	750,000	500,000
Line of credit, amount							500,000		1,000,000
Line of credit, amount payable		1,018,500	748,500					1,012,421
Number of common stock sold										600,000	4,420,000
Common stock, par value		$ 0.002	$ 0.002	$ 0.002						$ 0.002	$ 0.002
Term of warrants		10 years								5 years	5 years
Number of additional shares of common stock purchase										300,000	2,210,000
Purchase price of additional shares of common stock										$ 0.30	$ 0.30
Number of institutional and private investors											12
Proceeds from gross sales										$ 150,000	$ 1,105,000